Income Taxes - Schedule of Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 3,151	$ 11
Deferred	11	1,362
Income tax expense	$ 3,162	$ 1,373